Schedule of detailed information about judicial deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non-current portion	R$ 718,773	R$ 794,755
Civil [Member]
IfrsStatementLineItems [Line Items]
Non-current portion	285,583	315,312
Labor [Member]
IfrsStatementLineItems [Line Items]
Non-current portion	128,607	149,390
Tax [Member]
IfrsStatementLineItems [Line Items]
Non-current portion	178,914	181,670
Regulatory [Member]
IfrsStatementLineItems [Line Items]
Non-current portion	111	111
Online Attachment [Member]
IfrsStatementLineItems [Line Items]
Non-current portion	R$ 125,558	R$ 148,272